AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 90.8%
Affiliated Mutual Fund — 53.6%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*	193,749,020	$2,146,739,143
(cost $2,000,556,536)(wa)
Common Stocks — 7.5%
Aerospace & Defense — 0.2%
Karman Holdings, Inc.*	5,843	195,273
Loar Holdings, Inc.*(a)	8,243	582,368
Safran SA (France)	18,553	4,884,698
Woodward, Inc.	6,209	1,133,080
		6,795,419
Automobile Components — 0.1%
Cie Generale des Etablissements Michelin SCA (France)	70,818	2,489,010
Gentex Corp.	33,059	770,275
		3,259,285
Automobiles — 0.1%
Kia Corp. (South Korea)	35,459	2,242,734
Banks — 1.1%
Al Rajhi Bank (Saudi Arabia)	86,616	2,351,216
Bank Central Asia Tbk PT (Indonesia)	5,048,300	2,579,229
BankUnited, Inc.	37,724	1,299,215
Commerce Bancshares, Inc.(a)	18,591	1,156,918
Cullen/Frost Bankers, Inc.	10,613	1,328,748
DBS Group Holdings Ltd. (Singapore)	188,540	6,474,714
First Financial Bancorp	46,204	1,154,176
First Hawaiian, Inc.	47,937	1,171,580
First Interstate BancSystem, Inc. (Class A Stock)	39,997	1,145,914
HDFC Bank Ltd. (India), ADR(a)	80,885	5,373,999
KBC Group NV (Belgium)	44,668	4,071,201
Mitsubishi UFJ Financial Group, Inc. (Japan)	308,100	4,200,580
NatWest Group PLC (United Kingdom)	669,165	3,951,011
ServisFirst Bancshares, Inc.(a)	10,609	876,303
UniCredit SpA (Italy)	60,690	3,406,660
Wintrust Financial Corp.	12,625	1,419,808
WSFS Financial Corp.(a)	19,717	1,022,721
		42,983,993
Beverages — 0.1%
Heineken NV (Netherlands)	45,031	3,671,846
Primo Brands Corp.	34,458	1,222,914
		4,894,760
Broadline Retail — 0.1%
Alibaba Group Holding Ltd. (China)	227,400	3,762,556
Savers Value Village, Inc.*(a)	1,642	11,330
		3,773,886
Building Products — 0.2%
AAON, Inc.	11,043	862,789
AZEK Co., Inc. (The)*	17,863	873,322
Fortune Brands Innovations, Inc.	5,503	335,023
Hayward Holdings, Inc.*	113,342	1,577,721
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Janus International Group, Inc.*	128,873	$927,886
Kingspan Group PLC (Ireland)	23,662	1,911,374
SAL TopCo LLC*^	1,709,579	171
Simpson Manufacturing Co., Inc.	9,319	1,463,828
		7,952,114
Capital Markets — 0.5%
3i Group PLC (United Kingdom)	118,752	5,583,793
Evercore, Inc. (Class A Stock)	6,556	1,309,364
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	81,800	3,638,808
London Stock Exchange Group PLC (United Kingdom)	24,584	3,651,394
MarketAxess Holdings, Inc.	5,750	1,244,013
Moelis & Co. (Class A Stock)	13,577	792,354
Morningstar, Inc.	2,596	778,463
StepStone Group, Inc. (Class A Stock)	26,268	1,371,978
		18,370,167
Chemicals — 0.3%
Air Liquide SA (France)	33,759	6,412,361
Axalta Coating Systems Ltd.*	38,864	1,289,119
Balchem Corp.	5,048	837,968
Element Solutions, Inc.	52,208	1,180,423
Perimeter Solutions, Inc.*	88,509	891,285
Quaker Chemical Corp.(a)	10,726	1,325,841
		11,936,997
Commercial Services & Supplies — 0.1%
Casella Waste Systems, Inc. (Class A Stock)*	14,745	1,644,215
Driven Brands Holdings, Inc.*(a)	59,904	1,026,755
MSA Safety, Inc.	13,476	1,976,794
UniFirst Corp.	3,904	679,296
		5,327,060
Construction & Engineering — 0.1%
Vinci SA (France)	19,519	2,460,568
WillScot Holdings Corp.(a)	75,550	2,100,290
		4,560,858
Construction Materials — 0.0%
Eagle Materials, Inc.	6,452	1,431,892
Consumer Staples Distribution & Retail — 0.2%
Alimentation Couche-Tard, Inc. (Canada)	61,343	3,025,269
BJ’s Wholesale Club Holdings, Inc.*	4,679	533,874
Casey’s General Stores, Inc.(a)	1,427	619,375
Performance Food Group Co.*	23,610	1,856,454
		6,034,972
Containers & Packaging — 0.0%
AptarGroup, Inc.	6,860	1,017,887
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.*	12,985	1,649,614
A1

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services — 0.2%
Deutsche Telekom AG (Germany)	164,207	$6,062,520
GCI Liberty, Inc. (Class A Stock)*^	599	—
Windstream Holdings, Inc.*^	386	5,018
		6,067,538
Electric Utilities — 0.1%
Iberdrola SA (Spain)	184,188	2,974,284
Portland General Electric Co.	27,594	1,230,692
		4,204,976
Electrical Equipment — 0.1%
Legrand SA (France)	31,076	3,291,060
Electronic Equipment, Instruments & Components — 0.1%
Badger Meter, Inc.	5,637	1,072,439
Cognex Corp.	13,303	396,829
Fabrinet (Thailand)*	4,200	829,542
Novanta, Inc.*	10,866	1,389,435
		3,688,245
Energy Equipment & Services — 0.0%
Cactus, Inc. (Class A Stock)	23,761	1,088,967
Flowco Holdings, Inc. (Class A Stock)*	24,200	620,730
		1,709,697
Financial Services — 0.0%
WEX, Inc.*(a)	7,306	1,147,188
Food Products — 0.2%
Freshpet, Inc.*(a)	9,851	819,308
Nestle SA	47,956	4,846,272
Utz Brands, Inc.	88,069	1,240,011
		6,905,591
Ground Transportation — 0.1%
Canadian Pacific Kansas City Ltd. (Canada)	30,315	2,127,454
Knight-Swift Transportation Holdings, Inc.	16,998	739,243
Landstar System, Inc.	8,311	1,248,312
		4,115,009
Health Care Equipment & Supplies — 0.2%
Envista Holdings Corp.*	71,747	1,238,353
Hoya Corp. (Japan)	22,000	2,482,887
ICU Medical, Inc.*	8,998	1,249,462
Neogen Corp.*	29,789	258,271
QuidelOrtho Corp.*	19,368	677,299
Terumo Corp. (Japan)	167,000	3,142,278
		9,048,550
Health Care Providers & Services — 0.1%
Chemed Corp.	2,276	1,400,468
Concentra Group Holdings Parent, Inc.	37,068	804,376
Encompass Health Corp.	17,413	1,763,589
HealthEquity, Inc.*	11,347	1,002,734
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
NMC Health PLC (United Arab Emirates)*^	411	$—
		4,971,167
Hotel & Resort REITs — 0.0%
Ryman Hospitality Properties, Inc.(a)	14,662	1,340,693
Hotels, Restaurants & Leisure — 0.3%
Compass Group PLC (United Kingdom)	43,280	1,431,542
InterContinental Hotels Group PLC (United Kingdom)	20,978	2,258,706
Monarch Casino & Resort, Inc.	11,773	915,351
Planet Fitness, Inc. (Class A Stock)*	14,300	1,381,523
Vail Resorts, Inc.	5,951	952,279
Wendy’s Co. (The)	66,658	975,207
Wyndham Hotels & Resorts, Inc.	12,980	1,174,820
Yum China Holdings, Inc. (China)	83,755	4,360,285
		13,449,713
Household Durables — 0.2%
Sony Group Corp. (Japan)	280,415	7,095,343
Industrial Conglomerates — 0.1%
Siemens AG (Germany)	15,873	3,665,811
Industrial REITs — 0.0%
EastGroup Properties, Inc.	6,193	1,090,897
Insurance — 0.4%
Baldwin Insurance Group, Inc. (The) (Class A Stock)*(a)	25,613	1,144,645
Intact Financial Corp. (Canada)	20,918	4,273,723
Kinsale Capital Group, Inc.(a)	2,991	1,455,749
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	7,251	4,580,609
Oscar Health, Inc. (Class A Stock)*	49,850	653,533
RLI Corp.	16,708	1,342,154
Tokio Marine Holdings, Inc. (Japan)	112,100	4,361,008
		17,811,421
Interactive Media & Services — 0.2%
Tencent Holdings Ltd. (China)	114,300	7,303,308
IT Services — 0.1%
Infosys Ltd. (India), ADR(a)	171,977	3,138,580
Leisure Products — 0.1%
Acushnet Holdings Corp.(a)	15,043	1,032,852
Brunswick Corp.	21,868	1,177,592
		2,210,444
Life Sciences Tools & Services — 0.1%
Azenta, Inc.*	13,848	479,695
Lonza Group AG (Switzerland)	6,050	3,737,508
		4,217,203
Machinery — 0.3%
Atlas Copco AB (Sweden) (Class A Stock)	177,085	2,828,655

A2

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Hillman Solutions Corp.*	135,766	$1,193,383
Lincoln Electric Holdings, Inc.	4,403	832,871
RBC Bearings, Inc.*	4,332	1,393,908
Toro Co. (The)	11,665	848,629
Volvo AB (Sweden) (Class B Stock)(a)	149,071	4,373,499
		11,470,945
Metals & Mining — 0.1%
BHP Group Ltd. (Australia) (XASX)	152,731	3,705,734
BHP Group Ltd. (Australia) (XJSE)	630	15,104
Severstal PAO (Russia), GDR*^	17,534	1
		3,720,839
Oil, Gas & Consumable Fuels — 0.3%
DT Midstream, Inc.	9,477	914,341
Shell PLC	237,234	8,635,396
SM Energy Co.	46,515	1,393,124
		10,942,861
Professional Services — 0.2%
First Advantage Corp.*(a)	69,931	985,328
Paylocity Holding Corp.*	6,772	1,268,666
RELX PLC (United Kingdom)	96,243	4,837,301
Verra Mobility Corp.*(a)	40,908	920,839
		8,012,134
Real Estate Management & Development — 0.1%
Cushman & Wakefield PLC*	158,343	1,618,266
Mitsui Fudosan Co. Ltd. (Japan)	342,300	3,065,322
		4,683,588
Retail REITs — 0.0%
NNN REIT, Inc.	19,631	837,262
Semiconductors & Semiconductor Equipment — 0.3%
Allegro MicroSystems, Inc. (Japan)*	37,263	936,419
MACOM Technology Solutions Holdings, Inc.*	13,522	1,357,338
Power Integrations, Inc.(a)	24,487	1,236,594
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	103,000	2,900,788
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	28,390	4,712,740
		11,143,879
Software — 0.1%
CCC Intelligent Solutions Holdings, Inc.*	85,916	775,821
Clearwater Analytics Holdings, Inc. (Class A Stock)*	34,564	926,315
Dassault Systemes SE (France)	53,254	2,027,525
nCino, Inc.*(a)	20,887	573,766
Qualys, Inc.*	5,307	668,311
SPS Commerce, Inc.*	6,982	926,721
		5,898,459
Specialized REITs — 0.0%
CubeSmart	26,743	1,142,194
	Shares	Value
Common Stocks (continued)
Specialty Retail — 0.1%
Claire’s Private Placement*^	406	$20
Five Below, Inc.*	7,402	554,595
Industria de Diseno Textil SA (Spain)	55,396	2,758,271
		3,312,886
Textiles, Apparel & Luxury Goods — 0.1%
LVMH Moet Hennessy Louis Vuitton SE (France)	3,744	2,318,579
Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.	5,399	1,216,611
Core & Main, Inc. (Class A Stock)*	35,695	1,724,425
ITOCHU Corp. (Japan)	80,900	3,755,617
		6,696,653

Total Common Stocks (cost $273,234,476)		298,884,351
Preferred Stock — 0.0%
Specialty Retail
Claire’s Stores, Inc., CVT*^	419	427,380
(cost $78,753)
Unaffiliated Exchange-Traded Funds — 28.1%
JPMorgan Active Growth ETF	2,254,109	166,330,703
JPMorgan Active Value ETF	2,843,874	180,699,754
JPMorgan Global Select Equity ETF(a)	9,469,290	558,119,952
JPMorgan Ultra-Short Income ETF	4,326,684	219,060,011

Total Unaffiliated Exchange-Traded Funds (cost $1,189,551,318)		1,124,210,420

Interest Rate	Maturity Date	Principal Amount (000)#
Corporate Bonds — 0.0%
Cosmetics/Personal Care — 0.0%
High Ridge Brands Co.,
Sr. Unsec’d. Notes, 144A
8.875%	03/15/26^	22	—
Oil & Gas — 0.0%
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26	70	280
8.000%	02/09/26	315	1,260
			1,540

Total Corporate Bonds (cost $0)				1,540
Floating Rate and Other Loans — 0.0%
Foods — 0.0%
Moran Foods LLC,
First Lien A R 2023 FLFO PIK Term Loan, 3 Month SOFR + 7.350%
11.649%(c)	06/30/26^	422	333,616
11.649%(c)	06/30/26^	280	134,829

A3

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Foods (cont’d.)
Super Senior DDTL, 1 Month SOFR + 11.600%
16.742%(c)	06/30/26^	11	$11,439
			479,884
Media — 0.0%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%
9.302%(c)	10/31/27	108	88,950
Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan
12.000%	05/16/23^	104	8,731

Total Floating Rate and Other Loans (cost $839,817)			577,565
U.S. Treasury Obligation(k) — 1.6%
U.S. Treasury Notes
4.250%	01/31/26	64,124	64,188,826
(cost $64,124,323)

Total Long-Term Investments (cost $3,528,385,223)			3,635,029,225

	Shares
Short-Term Investments — 10.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	370,532,647	370,532,647
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $29,742,481; includes $29,640,625 of cash collateral for securities on loan)(b)(wa)	29,760,501	29,742,645

Total Short-Term Investments (cost $400,275,128)		400,275,292

TOTAL INVESTMENTS—100.8% (cost $3,928,660,351)		4,035,304,517

Liabilities in excess of other assets(z) — (0.8)%		(30,089,500)

Net Assets — 100.0%		$4,005,215,017

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CMBX	Commercial Mortgage-Backed Index
CVT	Convertible Security
DJ	Dow Jones
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GSI	Goldman Sachs International
M	Monthly payment frequency for swaps
MLC	Merrill Lynch Capital Services, Inc.
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPI	Share Price Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
XASX	Australian Stock Exchange
XJSE	Johannesburg Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $921,205 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $29,372,984; cash collateral of $29,640,625 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2025.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A4

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,861	10 Year Australian Treasury Bonds	Jun. 2025	$131,005,783	$307,410
3,043	10 Year U.S. Treasury Notes	Jun. 2025	338,438,656	4,011,313
353	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	43,154,250	266,730
242	Euro STOXX 50 Index	Jun. 2025	13,578,295	(486,989)
547	FTSE 100 Index	Jun. 2025	60,709,977	(763,821)
1,109	Mini MSCI EAFE Index	Jun. 2025	133,983,835	(4,611,195)
160	S&P 500 E-Mini Communication Services Sector Index	Jun. 2025	20,350,000	(110,323)
525	S&P 500 E-Mini Financials Sector Index	Jun. 2025	81,304,125	1,504,125
1,487	S&P 500 E-Mini Index	Jun. 2025	420,319,138	(2,695,382)
95	S&P 500 E-Mini Technology Sector Index	Jun. 2025	19,937,650	(701,292)
259	S&P 500 E-Mini Utilities Sector Index	Jun. 2025	20,779,570	(31,603)
174	S&P Mid Cap 400 E-Mini Index	Jun. 2025	51,131,640	(206,086)
358	TOPIX Index	Jun. 2025	63,537,302	518,691
				(2,998,422)
Short Positions:
306	10 Year Japanese Bonds	Jun. 2025	282,354,824	(633,564)
115	ASX SPI 200 Index	Jun. 2025	14,150,587	(177,974)
827	DJ US Real Estate Index	Jun. 2025	30,408,790	(256,613)
1,138	Mini MSCI Emerging Markets Index	Jun. 2025	63,204,520	2,031,819
1,076	Russell 2000 E-Mini Index	Jun. 2025	109,057,980	1,822,191
520	S&P 500 E-Mini Consumer Staples Sector Index	Jun. 2025	43,180,800	(741,001)
441	S&P 500 E-Mini Materials Sector Index	Jun. 2025	40,545,540	250,479
69	S&P/TSX 60 Index	Jun. 2025	14,361,475	(187,063)
				2,108,274
				$(890,148)
Forward foreign currency exchange contracts outstanding at March 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/22/25	CITI	EUR	41,044	$44,646,677	$44,433,588	$—	$(213,089)
Expiring 04/22/25	MLC	EUR	4,258	4,660,605	4,609,101	—	(51,504)
Norwegian Krone,
Expiring 04/22/25	BARC	NOK	352,185	32,937,870	33,475,879	538,009	—
Expiring 04/22/25	CITI	NOK	290,427	27,471,876	27,605,669	133,793	—
Swiss Franc,
Expiring 04/22/25	CITI	CHF	3,750	4,254,259	4,249,895	—	(4,364)
				$113,971,287	$114,374,132	671,802	(268,957)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/22/25	CITI	EUR	32,240	$35,057,797	$34,902,493	$155,304	$—
Japanese Yen,
Expiring 04/22/25	CITI	JPY	1,802,068	12,145,492	12,044,203	101,289	—
New Zealand Dollar,
Expiring 04/22/25	MSI	NZD	110,720	63,445,099	62,896,116	548,983	—
A5

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 04/22/25	BARC	CHF	57,175	$64,926,583	$64,796,935	$129,648	$—
				$175,574,971	$174,639,747	935,224	—
						$1,607,026	$(268,957)
Cross currency exchange contract outstanding at March 31, 2025:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/22/25	Buy	AUD	25,581	JPY	2,391,556	$3,001	$—	BARC
04/22/25	Buy	GBP	12,489	JPY	2,403,562	67,053	—	GSI
						$70,054	$—
Credit default swap agreements outstanding at March 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
ABX.HE.AAA	05/25/46	0.110%(Q)	190	$1,886	$—	$1,886	BARC
ABX.HE.AAA	05/25/46	0.110%(Q)	150	1,489	—	1,489	BOA
ABX.HE.AAA	05/25/46	0.110%(M)	70	695	—	695	BOA
CMBX.NA.BBB-^	02/17/51	5.000%(M)	350	—	—	—	CITI
				$4,070	$—	$4,070
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
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AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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